UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2020

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

December 31, 2020

Annual Report

Deutsche DWS Investments VIT Funds

DWS Equity 500 Index VIP

Contents

3	Performance Summary
4	Management Summary
6	Portfolio Summary
7	Investment Portfolio
14	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Information About Your Fund’s Expenses
26	Tax Information
26	Proxy Voting
27	Advisory Agreement Board Considerations and Fee Evaluation
30	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Equity 500 Index VIP

Performance Summary	December 31, 2020 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2020 are 0.35%, 0.72% and 0.74% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

S&P 500® Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,810	$14,772	$20,038	$35,717
	Average annual total return	18.10%	13.89%	14.91%	13.58%
S&P 500 Index	Growth of $10,000	$11,840	$14,885	$20,304	$36,700
	Average annual total return	18.40%	14.18%	15.22%	13.88%

DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,763	$14,611	$19,691	$34,654
	Average annual total return	17.63%	13.47%	14.51%	13.23%
S&P 500 Index	Growth of $10,000	$11,840	$14,885	$20,304	$36,700
	Average annual total return	18.40%	14.18%	15.22%	13.88%

DWS Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$11,764	$14,599	$19,653	$34,382
	Average annual total return	17.64%	13.44%	14.47%	13.14%
S&P 500 Index	Growth of $10,000	$11,840	$14,885	$20,304	$36,700
	Average annual total return	18.40%	14.18%	15.22%	13.88%

The growth of $10,000 is cumulative.

DWS Equity 500 Index VIP	|	3

Management Summary	December 31, 2020 (Unaudited)

The Fund returned 18.10% in 2020 (Class A shares, unadjusted for contract charges). Since the Fund’s investment strategy is to replicate the performance of the S&P 500®. Its return is normally close to that of the index. The difference in performance is typically driven by transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s exposures in line with those of the index. This strategy had a neutral impact on performance.

Although the S&P 500 Index finished 2020 with a positive return, the investment backdrop was in fact quite unsteady for much of the year. From the beginning of the reporting period through mid-February 2020, stocks moved gradually higher thanks to the combination of solid economic growth, supportive U.S. Federal Reserve policy, and signs the United States and China were moving closer to a resolution to their trade dispute. These favorable conditions changed suddenly in mid-February once it became evident that COVID-19 was spreading across the globe. As governments took steps to counter the virus by shutting down broad segments of their economies, equities suffered a large, rapid downturn.

The U.S. Federal Reserve responded to this development by cutting short-term interest rates to zero and initiating a number of programs intended to prop up the economy and arrest the decline in the financial markets. The government also provided fiscal support in the form of a $2 trillion-plus stimulus bill passed by the U.S. Congress. These measures, together with the gradual re-opening of the economy through the summer, contributed to a rally which lasted until the end of August and allowed the index to recapture much of its prior loss.

The positive environment gave way to a more cautious tone in September and October, as rising coronavirus cases sparked concerns about a “second wave.” In addition, the possibility of an uncertain result in the U.S. election began to weigh on sentiment. However, both of these issues moved into the background in November as the election passed and multiple coronavirus vaccines were approved for immediate use. These developments helped the index stage a strong rally in the final two months of the year to close near an all-time high.

Tesla, Inc. was added to the S&P 500 Index on December 21, 2020. The market capitalization of the electric car and battery producer stood at over $650 billion on that date, making it the largest company ever to join the S&P 500. It entered the index as the sixth-largest holding with a weighting of approximately 1.7%. Tesla’s inclusion led to a modest in increase in the valuation and historic volatility profile of the index, while slightly lowering its dividend.

Continuing a multi-year trend, the growth style outperformed value by a wide margin. For the majority of the year, investors responded to the economic uncertainty by gravitating to companies seen as having the most reliable earnings. This largely worked to the benefit of a narrow group of mega-cap technology- and consumer-related stocks, such as Apple, Inc., Alphabet, Inc. (parent of Google), Amazon.com, Inc., Netflix Corp., and Microsoft Corp. The value style strongly outperformed in November and December, however. Following the announcement that a vaccine for COVID-19 would soon be available, leadership broadened to encompass economically sensitive market segments that had failed to keep pace in the previous seven months. In total, this group accounted for over half of the S&P 500’s 18.40% gain in 2020.

At the sector level, information technology, consumer discretionary, communication services, and materials stocks outperformed the broader market. Health care and consumer staples, although registering positive absolute returns, failed to keep pace with the index. The financial, real estate, and utilities sectors experienced narrow losses, while the energy sector moved sharply lower.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

4	|	DWS Equity 500 Index VIP

Terms to Know

The S&P 500 Index is an unmanaged, capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of

500 stocks representing all major industries. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Contribution and detraction incorporate both a stock’s total return and its weighting in the index.

The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

Consumer staples are the industries that manufacture and sell products such as food and beverages, prescription drugs, and household products.

Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.

DWS Equity 500 Index VIP	|	5

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/20	12/31/19
Common Stocks	99%	98%
Cash Equivalents	1%	2%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/20	12/31/19
Information Technology	28%	23%
Health Care	13%	14%
Consumer Discretionary	13%	10%
Communication Services	11%	10%
Financials	10%	13%
Industrials	8%	9%
Consumer Staples	7%	7%
Utilities	3%	3%
Materials	3%	3%
Real Estate	2%	3%
Energy	2%	5%
	100%	100%

Ten Largest Equity Holdings (28.1% of Net Assets)
1.	Apple, Inc.	6.6%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
2.	Microsoft Corp.	5.2%
	Develops, manufactures, licenses, sells and supports software products
3.	Amazon.com, Inc.	4.3%
	Online retailer that offers a wide range of products, including books, music, videotapes, computers, electronics, home and garden, and numerous products
4.	Alphabet, Inc.	3.2%
	Holding company with subsidiaries that provide web-based search, advertisements, maps, software applications, mobile operating systems and a variety of other products
5.	Facebook, Inc.	2.0%
	Operates of a social networking web site
6.	Tesla, Inc.	1.7%
	Designs, manufactures and sells high-perfomance electric vehicles and electric vehicle powertrain components
7.	Berkshire Hathaway, Inc.	1.4%
	Holding company of insurance business and a variety of other businesses
8.	Johnson & Johnson	1.3%
	Provider of health care products
9.	JPMorgan Chase & Co.	1.2%
	Provider of global financial services
10.	Visa, Inc.	1.2%
	Operates a retail electronic payments network and manages global financial services

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 7.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

6	|	DWS Equity 500 Index VIP

Investment Portfolio	as of December 31, 2020

	Shares	Value ($)
Common Stocks 98.8%
Communication Services 10.6%
Diversified Telecommunication Services 1.4%

AT&T, Inc.	148,194	4,262,059

CenturyLink, Inc.	20,970	204,458

Verizon Communications, Inc.	86,072	5,056,730

		9,523,247

Entertainment 2.2%

Activision Blizzard, Inc.	16,076	1,492,656

Electronic Arts, Inc.	6,033	866,339

Live Nation Entertainment, Inc.*	3,018	221,763

Netflix, Inc.*	9,188	4,968,227

Take-Two Interactive Software, Inc.*	2,389	496,410

Walt Disney Co.*	37,665	6,824,145

		14,869,540

Interactive Media & Services 5.4%

Alphabet, Inc. “A”*	6,259	10,969,774

Alphabet, Inc. “C”*	6,040	10,581,355

Facebook, Inc. “A”*	50,019	13,663,190

Twitter, Inc.*	16,530	895,100

		36,109,419

Media 1.3%

Charter Communications, Inc. “A”*	3,033	2,006,481

Comcast Corp. “A”	94,902	4,972,865

Discovery, Inc. “C”*	6,167	161,514

Discovery, Inc. “A”* (a)	3,114	93,700

DISH Network Corp. “A”*	5,223	168,912

Fox Corp. “A”	7,022	204,481

Fox Corp. “B”*	3,037	87,708

Interpublic Group of Companies, Inc.	8,278	194,698

News Corp. “A”	8,235	147,983

News Corp. “B”	2,595	46,113

Omnicom Group, Inc.	4,449	277,484

ViacomCBS, Inc. “B”	11,887	442,910

		8,804,849

Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc.*	12,130	1,635,731

Consumer Discretionary 12.6%
Auto Components 0.1%

Aptiv PLC	5,599	729,494

BorgWarner, Inc.	5,232	202,164

		931,658

Automobiles 2.0%

Ford Motor Co.	81,045	712,386

General Motors Co.	26,135	1,088,261

Tesla, Inc.* (a)	15,777	11,133,356

		12,934,003

Distributors 0.1%

Genuine Parts Co.	3,040	305,307

LKQ Corp.*	5,900	207,916

Pool Corp.	826	307,685

		820,908

	Shares	Value ($)

Hotels, Restaurants & Leisure 1.7%

Carnival Corp.	15,318	331,788

Chipotle Mexican Grill, Inc.*	580	804,292

Darden Restaurants, Inc.	2,754	328,056

Domino’s Pizza, Inc.	830	318,272

Hilton Worldwide Holdings, Inc.	5,725	636,963

Las Vegas Sands Corp.	6,768	403,373

Marriott International, Inc. “A”	5,503	725,956

McDonald’s Corp.	15,496	3,325,132

MGM Resorts International	8,731	275,114

Norwegian Cruise Line Holdings Ltd.*	6,755	171,779

Royal Caribbean Cruises Ltd.	3,938	294,129

Starbucks Corp.	24,414	2,611,810

Wynn Resorts Ltd.	2,042	230,399

Yum! Brands, Inc.	6,242	677,631

		11,134,694

Household Durables 0.4%

D.R. Horton, Inc.	6,881	474,238

Garmin Ltd.	3,130	374,536

Leggett & Platt, Inc.	2,887	127,894

Lennar Corp. “A”	5,683	433,215

Mohawk Industries, Inc.*	1,269	178,865

Newell Brands, Inc.	8,016	170,180

NVR, Inc.*	73	297,830

PulteGroup, Inc.	5,600	241,472

Whirlpool Corp.	1,328	239,691

		2,537,921

Internet & Direct Marketing Retail 4.9%

Amazon.com, Inc.*	8,873	28,898,740

Booking Holdings, Inc.*	851	1,895,407

eBay, Inc.	13,607	683,752

Etsy, Inc.*	2,617	465,590

Expedia Group, Inc.	2,875	380,650

		32,324,139

Leisure Products 0.0%
Hasbro, Inc.	2,700	252,558

Multiline Retail 0.5%

Dollar General Corp.	5,089	1,070,217

Dollar Tree, Inc.*	4,889	528,207

Target Corp.	10,415	1,838,560

		3,436,984

Specialty Retail 2.2%

Advance Auto Parts, Inc.	1,392	219,254

AutoZone, Inc.*	479	567,826

Best Buy Co., Inc.	4,763	475,300

CarMax, Inc.*	3,459	326,737

Home Depot, Inc.	22,398	5,949,357

L Brands, Inc.	4,974	184,983

Lowe’s Companies, Inc.	15,227	2,444,086

O’Reilly Automotive, Inc.*	1,497	677,497

Ross Stores, Inc.	7,388	907,320

The Gap, Inc.	4,339	87,604

Tiffany & Co.	2,280	299,706

TJX Companies, Inc.	24,967	1,704,997

Tractor Supply Co.	2,405	338,095

Ulta Beauty, Inc.*	1,189	341,433

		14,524,195

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	7

	Shares	Value ($)

Textiles, Apparel & Luxury Goods 0.7%

Hanesbrands, Inc.	7,380	107,600

NIKE, Inc. “B”	26,072	3,688,406

PVH Corp.	1,459	136,986

Ralph Lauren Corp.	987	102,391

Tapestry, Inc.	5,658	175,851

Under Armour, Inc. “A”*	4,284	73,556

Under Armour, Inc. “C”*	4,024	59,877

VF Corp.	6,594	563,194

		4,907,861

Consumer Staples 6.4%
Beverages 1.6%

Brown-Forman Corp. “B”	3,842	305,170

Coca-Cola Co.	80,429	4,410,726

Constellation Brands, Inc. “A”	3,510	768,866

Molson Coors Beverage Co. “B”	3,994	180,489

Monster Beverage Corp.*	7,672	709,507

PepsiCo, Inc.	28,764	4,265,701

		10,640,459

Food & Staples Retailing 1.4%

Costco Wholesale Corp.	9,185	3,460,724

Kroger Co.	16,037	509,335

Sysco Corp.	10,569	784,854

Walgreens Boots Alliance, Inc.	14,875	593,215

Walmart, Inc.	28,872	4,161,899

		9,510,027

Food Products 1.0%

Archer-Daniels-Midland Co.	11,481	578,757

Campbell Soup Co.	4,276	206,745

Conagra Brands, Inc.	10,328	374,493

General Mills, Inc.	12,653	743,996

Hormel Foods Corp.	5,918	275,838

J M Smucker Co.	2,411	278,712

Kellogg Co.	5,355	333,242

Kraft Heinz Co.	13,446	466,038

Lamb Weston Holdings, Inc.	3,084	242,834

McCormick & Co., Inc.	5,237	500,657

Mondelez International, Inc. “A”	29,723	1,737,904

The Hershey Co.	3,047	464,150

Tyson Foods, Inc. “A”	6,051	389,926

		6,593,292

Household Products 1.6%

Church & Dwight Co., Inc.	5,211	454,556

Clorox Co.	2,610	527,011

Colgate-Palmolive Co.	17,810	1,522,933

Kimberly-Clark Corp.	7,056	951,360

Procter & Gamble Co.	51,637	7,184,772

		10,640,632

Personal Products 0.2%
Estee Lauder Companies, Inc. “A”	4,709	1,253,489

Tobacco 0.6%

Altria Group, Inc.	38,584	1,581,944

Philip Morris International, Inc.	32,375	2,680,326

		4,262,270

	Shares	Value ($)

Energy 2.3%
Energy Equipment & Services 0.2%

Baker Hughes Co.	14,010	292,109

Halliburton Co.	18,363	347,061

Nov, Inc.	7,880	108,192

Schlumberger NV	29,214	637,742

TechnipFMC PLC	8,238	77,437

		1,462,541

Oil, Gas & Consumable Fuels 2.1%

Apache Corp.	8,109	115,067

Cabot Oil & Gas Corp.	8,492	138,250

Chevron Corp.	40,062	3,383,236

Concho Resources, Inc.	4,059	236,843

ConocoPhillips	22,307	892,057

Devon Energy Corp.	8,035	127,033

Diamondback Energy, Inc.	3,186	154,202

EOG Resources, Inc.	12,211	608,962

Exxon Mobil Corp.	88,023	3,628,308

Hess Corp.	5,696	300,692

HollyFrontier Corp.	2,933	75,818

Kinder Morgan, Inc.	40,334	551,366

Marathon Oil Corp.	15,786	105,293

Marathon Petroleum Corp.	13,505	558,567

Occidental Petroleum Corp.	17,263	298,822

ONEOK, Inc.	9,331	358,124

Phillips 66	9,074	634,635

Pioneer Natural Resources Co.	3,432	390,870

Valero Energy Corp.	8,459	478,526

Williams Companies, Inc.	25,194	505,140

		13,541,811

Financials 10.3%
Banks 3.8%

Bank of America Corp.	158,431	4,802,044

Citigroup, Inc.	43,308	2,670,371

Citizens Financial Group, Inc.	9,000	321,840

Comerica, Inc.	2,807	156,799

Fifth Third Bancorp.	14,598	402,467

First Republic Bank	3,643	535,266

Huntington Bancshares, Inc.	21,277	268,728

JPMorgan Chase & Co.	63,473	8,065,514

KeyCorp	20,578	337,685

M&T Bank Corp.	2,706	344,474

People’s United Financial, Inc.	8,619	111,444

PNC Financial Services Group, Inc.	8,806	1,312,094

Regions Financial Corp.	20,139	324,641

SVB Financial Group*	1,069	414,590

Truist Financial Corp.	27,944	1,339,356

U.S. Bancorp.	28,378	1,322,131

Wells Fargo & Co.	85,984	2,594,997

Zions Bancorp. NA	3,464	150,476

		25,474,917

Capital Markets 2.7%

Ameriprise Financial, Inc.	2,447	475,526

Bank of New York Mellon Corp.	16,866	715,793

BlackRock, Inc.	2,952	2,129,986

Cboe Global Markets, Inc.	2,229	207,564

Charles Schwab Corp.	31,035	1,646,096

CME Group, Inc.	7,470	1,359,913

Franklin Resources., Inc.	5,925	148,066

Intercontinental Exchange, Inc.	11,692	1,347,971

Invesco Ltd.	7,969	138,900

The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity 500 Index VIP

	Shares	Value ($)

MarketAxess Holdings, Inc.	788	449,601

Moody’s Corp.	3,358	974,626

Morgan Stanley	29,740	2,038,082

MSCI, Inc.	1,724	769,818

Nasdaq, Inc.	2,415	320,567

Northern Trust Corp.	4,398	409,630

Raymond James Financial, Inc.	2,505	239,653

S&P Global, Inc.	5,005	1,645,294

State Street Corp.	7,306	531,731

T. Rowe Price Group, Inc.	4,705	712,290

The Goldman Sachs Group, Inc.	7,159	1,887,900

		18,149,007

Consumer Finance 0.6%

American Express Co.	13,561	1,639,661

Capital One Financial Corp.	9,492	938,284

Discover Financial Services	6,356	575,409

Synchrony Financial	11,419	396,353

		3,549,707

Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. “B”*	40,518	9,394,909

Insurance 1.8%

Aflac, Inc.	13,501	600,389

Allstate Corp.	6,326	695,417

American International Group, Inc.	17,866	676,407

Aon PLC “A”	4,758	1,005,223

Arthur J. Gallagher & Co.	3,984	492,860

Assurant, Inc.	1,258	171,365

Chubb Ltd.	9,390	1,445,309

Cincinnati Financial Corp.	3,190	278,710

Everest Re Group Ltd.	839	196,401

Globe Life, Inc.	2,031	192,864

Hartford Financial Services Group, Inc.	7,514	368,036

Lincoln National Corp.	3,855	193,945

Loews Corp.	4,783	215,331

Marsh & McLennan Companies, Inc.	10,568	1,236,456

MetLife, Inc.	15,836	743,500

Principal Financial Group, Inc.	5,394	267,596

Progressive Corp.	12,192	1,205,545

Prudential Financial, Inc.	8,156	636,739

The Travelers Companies, Inc.	5,259	738,206

Unum Group	4,102	94,100

W.R. Berkley Corp.	2,857	189,762

Willis Towers Watson PLC	2,681	564,833

		12,208,994

Health Care 13.3%
Biotechnology 1.9%

AbbVie, Inc.	36,724	3,934,976

Alexion Pharmaceuticals, Inc.*	4,553	711,361

Amgen, Inc.	12,114	2,785,251

Biogen, Inc.*	3,200	783,552

Gilead Sciences, Inc.	26,072	1,518,955

Incyte Corp.*	3,843	334,264

Regeneron Pharmaceuticals, Inc.*	2,179	1,052,697
Vertex Pharmaceuticals, Inc.*	5,410	1,278,599
		12,399,655

Health Care Equipment & Supplies 3.7%

Abbott Laboratories	36,852	4,034,926

ABIOMED, Inc.*	960	311,232

Align Technology, Inc.*	1,492	797,295

	Shares	Value ($)

Baxter International, Inc.	10,585	849,341

Becton, Dickinson & Co.	6,029	1,508,577

Boston Scientific Corp.*	29,700	1,067,715

Danaher Corp.	13,142	2,919,364

DENTSPLY SIRONA, Inc.	4,635	242,689

DexCom, Inc.*	1,993	736,852

Edwards Lifesciences Corp.*	12,944	1,180,881

Hologic, Inc.*	5,323	387,674

IDEXX Laboratories, Inc.*	1,767	883,270

Intuitive Surgical, Inc.*	2,443	1,998,618

Medtronic PLC	27,981	3,277,694

ResMed, Inc.	3,006	638,955

STERIS PLC	1,798	340,793

Stryker Corp.	6,789	1,663,577

Teleflex, Inc.	984	404,985

The Cooper Companies, Inc.	1,010	366,953

Varian Medical Systems, Inc.*	1,927	337,244

West Pharmaceutical Services, Inc.	1,555	440,547

Zimmer Biomet Holdings, Inc.	4,282	659,813

		25,048,995

Health Care Providers & Services 2.6%

AmerisourceBergen Corp.	3,123	305,304

Anthem, Inc.	5,164	1,658,109

Cardinal Health, Inc.	6,137	328,698

Centene Corp.*	12,038	722,641

Cigna Corp.	7,503	1,561,975

CVS Health Corp.	27,205	1,858,101

DaVita, Inc.*	1,587	186,314

HCA Healthcare, Inc.	5,476	900,583

Henry Schein, Inc.*	3,018	201,783

Humana, Inc.	2,745	1,126,191

Laboratory Corp. of America Holdings*	2,011	409,339

McKesson Corp.	3,327	578,632

Quest Diagnostics, Inc.	2,833	337,609

UnitedHealth Group, Inc.	19,760	6,929,437

Universal Health Services, Inc. “B”	1,645	226,187

		17,330,903

Health Care Technology 0.1%
Cerner Corp.	6,457	506,745

Life Sciences Tools & Services 1.2%

Agilent Technologies, Inc.	6,361	753,715

Bio-Rad Laboratories, Inc. “A”*	448	261,157

Illumina, Inc.*	3,038	1,124,060

IQVIA Holdings, Inc.*	3,982	713,455

Mettler-Toledo International, Inc.*	493	561,862

PerkinElmer, Inc.	2,360	338,660

Thermo Fisher Scientific, Inc.	8,241	3,838,493

Waters Corp.*	1,307	323,378

		7,914,780

Pharmaceuticals 3.8%

Bristol-Myers Squibb Co.	46,969	2,913,487

Catalent, Inc.*	3,482	362,372

Eli Lilly & Co.	16,527	2,790,419

Johnson & Johnson	54,815	8,626,785

Merck & Co., Inc.	52,653	4,307,015

Perrigo Co. PLC	2,774	124,053

Pfizer, Inc.	115,645	4,256,892

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	9

	Shares	Value ($)

Viatris, Inc.*	25,002	468,538

Zoetis, Inc.	9,874	1,634,147

		25,483,708

Industrials 8.3%
Aerospace & Defense 1.6%

Boeing Co.	11,036	2,362,366

General Dynamics Corp.	4,826	718,205

Howmet Aerospace, Inc.	8,027	229,091

Huntington Ingalls Industries, Inc.	857	146,101

L3Harris Technologies, Inc.	4,362	824,505

Lockheed Martin Corp.	5,125	1,819,272

Northrop Grumman Corp.	3,226	983,027

Raytheon Technologies Corp.	31,562	2,256,999

Teledyne Technologies, Inc.*	776	304,176

Textron, Inc.	4,820	232,951

TransDigm Group, Inc.*	1,129	698,682

		10,575,375

Air Freight & Logistics 0.7%

C.H. Robinson Worldwide, Inc.	2,865	268,938

Expeditors International of Washington, Inc.	3,539	336,594

FedEx Corp.	5,023	1,304,071

United Parcel Service, Inc. “B”	14,882	2,506,129

		4,415,732

Airlines 0.3%

Alaska Air Group, Inc.	2,554	132,808

American Airlines Group, Inc. (a)	12,565	198,150

Delta Air Lines, Inc.	13,111	527,194

Southwest Airlines Co.	12,389	577,451

United Airlines Holdings, Inc.*	6,192	267,804

		1,703,407

Building Products 0.4%

A.O. Smith Corp.	2,784	152,619

Allegion PLC	1,943	226,126

Carrier Global Corp.	16,913	637,959

Fortune Brands Home & Security, Inc.	2,908	249,274

Johnson Controls International PLC	15,019	699,735

Masco Corp.	5,543	304,477

Trane Technologies PLC	4,982	723,187

		2,993,377

Commercial Services & Supplies 0.4%

Cintas Corp.	1,822	644,004

Copart, Inc.*	4,304	547,684

Republic Services, Inc.	4,383	422,083

Rollins, Inc.	4,543	177,495

Waste Management, Inc.	8,059	950,398

		2,741,664

Construction & Engineering 0.1%

Jacobs Engineering Group, Inc.	2,754	300,076

Quanta Services, Inc.	2,888	207,993

		508,069

Electrical Equipment 0.5%

AMETEK, Inc.	4,731	572,167

Eaton Corp. PLC	8,244	990,434

Emerson Electric Co.	12,389	995,704

Rockwell Automation, Inc.	2,439	611,726

		3,170,031

	Shares	Value ($)

Industrial Conglomerates 1.2%

3M Co.	12,007	2,098,703

General Electric Co.	182,259	1,968,397

Honeywell International, Inc.	14,607	3,106,909

Roper Technologies, Inc.	2,177	938,483

		8,112,492

Machinery 1.6%

Caterpillar, Inc.	11,302	2,057,190

Cummins, Inc.	3,068	696,743

Deere & Co.	6,516	1,753,130

Dover Corp.	2,995	378,119

Flowserve Corp.	2,739	100,932

Fortive Corp.	6,971	493,686

IDEX Corp.	1,594	317,525

Illinois Tool Works, Inc.	5,993	1,221,853

Ingersoll Rand, Inc.*	7,671	349,491

Otis Worldwide Corp.	8,436	569,852

PACCAR, Inc.	7,191	620,439

Parker-Hannifin Corp.	2,671	727,607

Pentair PLC	3,390	179,975

Snap-on, Inc.	1,130	193,388

Stanley Black & Decker, Inc.	3,316	592,105

Westinghouse Air Brake Technologies Corp.	3,761	275,305

Xylem, Inc.	3,776	384,359

		10,911,699

Professional Services 0.3%

Equifax, Inc.	2,531	488,078

IHS Markit Ltd.	7,726	694,027

Nielsen Holdings PLC	7,557	157,715

Robert Half International, Inc.	2,404	150,202

Verisk Analytics, Inc.	3,350	695,426

		2,185,448

Road & Rail 1.0%

CSX Corp.	15,881	1,441,201

J.B. Hunt Transport Services, Inc.	1,759	240,367

Kansas City Southern	1,932	394,379

Norfolk Southern Corp.	5,268	1,251,730

Old Dominion Freight Line, Inc.	2,028	395,825

Union Pacific Corp.	14,014	2,917,995

		6,641,497

Trading Companies & Distributors 0.2%

Fastenal Co.	11,931	582,590

United Rentals, Inc.*	1,525	353,663

W.W. Grainger, Inc.	929	379,348

		1,315,601

Information Technology 27.3%
Communications Equipment 0.8%

Arista Networks, Inc.*	1,122	326,019

Cisco Systems, Inc.	87,917	3,934,286

F5 Networks, Inc.*	1,298	228,370

Juniper Networks, Inc.	7,058	158,876

Motorola Solutions, Inc.	3,515	597,761

		5,245,312

Electronic Equipment, Instruments & Components 0.6%

Amphenol Corp. “A”	6,191	809,597

CDW Corp.	3,016	397,479

Corning, Inc.	15,785	568,260

FLIR Systems, Inc.	2,670	117,026

The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity 500 Index VIP

	Shares	Value ($)

IPG Photonics Corp.*	752	168,290

Keysight Technologies, Inc.*	3,835	506,565

TE Connectivity Ltd.	6,848	829,087

Vontier Corp.*	2,873	95,958

Zebra Technologies Corp. “A”*	1,124	431,987

		3,924,249

IT Services 5.4%

Accenture PLC “A”	13,182	3,443,270

Akamai Technologies, Inc.*	3,368	353,606

Automatic Data Processing, Inc.	8,912	1,570,294

Broadridge Financial Solutions, Inc.	2,431	372,429

Cognizant Technology Solutions Corp. “A”	11,093	909,071

DXC Technology Co.	5,417	139,488

Fidelity National Information Services, Inc.	12,882	1,822,288

Fiserv, Inc.*	11,937	1,359,147

FleetCor Technologies, Inc.*	1,720	469,268

Gartner, Inc.*	1,888	302,439

Global Payments, Inc.	6,208	1,337,327

International Business Machines Corp.	18,504	2,329,283

Jack Henry & Associates, Inc.	1,620	262,424

Leidos Holdings, Inc.	2,830	297,490

Mastercard, Inc. “A”	18,304	6,533,430

Paychex, Inc.	6,605	615,454

PayPal Holdings, Inc.*	24,378	5,709,327

VeriSign, Inc.*	2,079	449,896

Visa, Inc. “A” (a)	35,282	7,717,232

Western Union Co.	8,650	189,781

		36,182,944

Semiconductors & Semiconductor Equipment 5.1%

Advanced Micro Devices, Inc.*	25,023	2,294,859

Analog Devices, Inc.	7,677	1,134,123

Applied Materials, Inc.	19,012	1,640,736

Broadcom, Inc.	8,416	3,684,946

Intel Corp.	85,270	4,248,151

KLA Corp.	3,210	831,101

Lam Research Corp.	2,996	1,414,921

Maxim Integrated Products, Inc.	5,631	499,188

Microchip Technology, Inc.	5,401	745,932

Micron Technology, Inc.*	23,158	1,741,019

NVIDIA Corp.	12,878	6,724,892

Qorvo, Inc.*	2,352	391,067

QUALCOMM, Inc.	23,530	3,584,560

Skyworks Solutions, Inc.	3,441	526,060

Teradyne, Inc.	3,446	413,141

Texas Instruments, Inc.	19,120	3,138,166

Xilinx, Inc.	5,099	722,885

		33,735,747

Software 8.5%

Adobe, Inc.*	9,983	4,992,698

ANSYS, Inc.*	1,777	646,473

Autodesk, Inc.*	4,570	1,395,404

Cadence Design Systems, Inc.*	5,782	788,838

Citrix Systems, Inc.	2,557	332,666

Fortinet, Inc.*	2,842	422,122

Intuit, Inc.	5,465	2,075,880

Microsoft Corp.	157,329	34,993,116

NortonLifeLock, Inc.	12,582	261,454

Oracle Corp.	39,474	2,553,573

	Shares	Value ($)

Paycom Software, Inc.*	1,011	457,225

salesforce.com, Inc.*	19,033	4,235,413

ServiceNow, Inc.*	4,058	2,233,645

Synopsys, Inc.*	3,165	820,495

Tyler Technologies, Inc.*	846	369,296

		56,578,298

Technology Hardware, Storage & Peripherals 6.9%

Apple, Inc.	332,518	44,121,813

Hewlett Packard Enterprise Co.	27,298	323,481

HP, Inc.	28,472	700,127

NetApp, Inc.	4,663	308,877

Seagate Technology PLC	4,746	295,011

Western Digital Corp.	6,335	350,896

Xerox Holding Corp.	3,287	76,226

		46,176,431

Materials 2.6%
Chemicals 1.8%

Air Products & Chemicals, Inc.	4,598	1,256,266

Albemarle Corp.	2,249	331,772

Celanese Corp.	2,387	310,167

CF Industries Holdings, Inc.	4,540	175,743

Corteva, Inc.	15,460	598,611

Dow, Inc.	15,375	853,312

DuPont de Nemours, Inc.	15,260	1,085,139

Eastman Chemical Co.	2,832	283,993

Ecolab, Inc.	5,172	1,119,014

FMC Corp.	2,728	313,529

International Flavors & Fragrances, Inc. (a)	2,262	246,196

Linde PLC	10,923	2,878,320

LyondellBasell Industries NV “A”	5,310	486,715

PPG Industries, Inc.	4,896	706,101

The Mosaic Co.	7,119	163,808

The Sherwin-Williams Co.	1,701	1,250,082

		12,058,768

Construction Materials 0.1%

Martin Marietta Materials, Inc.	1,309	371,717

Vulcan Materials Co.	2,737	405,924

		777,641

Containers & Packaging 0.4%

Amcor PLC	32,285	379,994

Avery Dennison Corp.	1,739	269,736

Ball Corp.	6,765	630,363

International Paper Co.	8,283	411,831

Packaging Corp. of America	1,992	274,717

Sealed Air Corp.	3,129	143,277

Westrock Co.	5,480	238,544

		2,348,462

Metals & Mining 0.3%

Freeport-McMoRan Copper & Gold, Inc.	30,212	786,116

Newmont Corp.	16,724	1,001,601

Nucor Corp.	6,343	337,384

		2,125,101

Real Estate 2.4%
Equity Real Estate Investment Trusts (REITs) 2.3%

Alexandria Real Estate Equities, Inc.	2,566	457,313

American Tower Corp.	9,238	2,073,561

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	11

	Shares	Value ($)

AvalonBay Communities, Inc.	2,871	460,595

Boston Properties, Inc.	2,997	283,306

Crown Castle International Corp.	8,963	1,426,820

Digital Realty Trust, Inc.	5,820	811,948

Duke Realty Corp.	7,800	311,766

Equinix, Inc.	1,852	1,322,661

Equity Residential	7,048	417,805

Essex Property Trust, Inc.	1,383	328,352

Extra Space Storage, Inc.	2,746	318,152

Federal Realty Investment Trust	1,414	120,360

Healthpeak Properties, Inc.	11,351	343,141

Host Hotels & Resorts, Inc.	14,645	214,256

Iron Mountain, Inc. (a)	5,940	175,111

Kimco Realty Corp.	8,970	134,640

Mid-America Apartment Communities, Inc.	2,394	303,296

Prologis, Inc.	15,363	1,531,077

Public Storage	3,155	728,584

Realty Income Corp.	7,290	453,219

Regency Centers Corp.	3,325	151,587

SBA Communications Corp.	2,305	650,310

Simon Property Group, Inc.	6,881	586,812

SL Green Realty Corp.	1,456	86,748

UDR, Inc.	6,094	234,192

Ventas, Inc.	7,900	387,416

Vornado Realty Trust	3,281	122,513

Welltower, Inc.	8,621	557,089

Weyerhaeuser Co.	15,491	519,413

		15,512,043

Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	6,935	434,963

Utilities 2.7%
Electric Utilities 1.7%

Alliant Energy Corp.	5,264	271,254

American Electric Power Co., Inc.	10,315	858,930

Duke Energy Corp.	15,313	1,402,058

Edison International	7,825	491,567

Entergy Corp.	4,221	421,425

Evergy, Inc.	4,801	266,504

Eversource Energy	7,104	614,567

Exelon Corp.	20,261	855,419

FirstEnergy Corp.	11,187	342,434

NextEra Energy, Inc.	40,797	3,147,489

NRG Energy, Inc.	5,149	193,345

Pinnacle West Capital Corp.	2,311	184,764

PPL Corp.	15,777	444,911

Southern Co.	21,961	1,349,064

Xcel Energy, Inc.	10,895	726,370

		11,570,101

Gas Utilities 0.0%
Atmos Energy Corp.	2,617	249,740

Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	14,062	330,457

Multi-Utilities 0.8%

Ameren Corp.	5,206	406,380

CenterPoint Energy, Inc.	11,437	247,497

CMS Energy Corp.	6,017	367,097

Consolidated Edison, Inc.	7,123	514,779

Dominion Energy, Inc	16,959	1,275,317

DTE Energy Co.	4,079	495,231

NiSource, Inc.	7,832	179,666

	Shares	Value ($)

Public Service Enterprise Group, Inc.	10,485	611,276

Sempra Energy	5,975	761,275

WEC Energy Group, Inc.	6,537	601,600

		5,460,118

Water Utilities 0.1%
American Water Works Co., Inc.	3,750	575,512
Total Common Stocks (Cost $262,463,125)		658,674,827

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligation
U.S. Treasury Bills, 0.11% **, 1/28/2021 (b) (Cost $924,923)	925,000	924,964

	Shares	Value ($)
Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c) (d) (Cost $19,765,158)	19,765,158	19,765,158

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.08% (c) (Cost $6,798,528)	6,798,528	6,798,528

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $289,951,734)	102.9	686,163,477
Other Assets and Liabilities, Net	(2.9)	(19,401,660)
Net Assets	100.0	666,761,817

The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity 500 Index VIP

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2020	Value ($) at 12/31/2020
Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c) (d)
251,422	19,513,736	(e)	—	—	—	9,602	—	19,765,158	19,765,158
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.08% (c)
11,512,814	57,002,739		61,717,025	—	—	17,932	—	6,798,528	6,798,528
11,764,236	76,516,475		61,717,025	—	—	27,534	—	26,563,686	26,563,686

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2020 amounted to $19,550,909, which is 2.9% of net assets.

(b)	At December 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2020.

S&P: Standard & Poor’s

At December 31, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	3/19/2021	43	7,873,528	8,059,920	186,392

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$658,674,827	$—	$—	$658,674,827
Government & Agency Obligations	—	924,964	—	924,964
Short-Term Investments (f)	26,563,686	—	—	26,563,686
Derivatives (g)
Futures Contracts	186,392	—	—	186,392
Total	$685,424,905	$924,964	$—	$686,349,869

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	13

Statement of

Assets and Liabilities

as of December 31, 2020

Assets
Investments in non-affiliated securities, at value (cost $263,388,048) — including $19,550,909 of securities loaned	$659,599,791
Investment in DWS Government & Agency Securities Portfolio (cost $19,765,158)*	19,765,158
Investment in DWS Central Cash Management Government Fund (cost $6,798,528)	6,798,528
Cash	10,000
Receivable for Fund shares sold	125,111
Dividends receivable	489,882
Interest receivable	930
Receivable for variation margin on futures contracts	52,889
Other assets	12,123
Total assets	686,854,412

Liabilities
Payable upon return of securities loaned	19,765,158
Payable for Fund shares redeemed	86,419
Accrued management fee	79,217
Accrued Trustees’ fees	5,611
Other accrued expenses and payables	156,190
Total liabilities	20,092,595
Net assets, at value	$666,761,817

Net Assets Consist of
Distributable earnings (loss)	428,567,114
Paid-in capital	238,194,703
Net assets, at value	$666,761,817

Net Asset Value
Class A

Net Asset Value, offering and redemption price per share ($606,707,610 ÷ 24,298,803 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$24.97
Class B

Net Asset Value, offering and redemption price per share ($41,805,848 ÷ 1,675,259 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$24.95
Class B2

Net Asset Value, offering and redemption price per share ($18,248,359 ÷ 730,615 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$24.98
*	Represents collateral on securities loaned.

     Statement of Operations

for the year ended December 31, 2020

Investment Income
Income:
Dividends	$10,614,591
Interest	2,669
Income distributions — DWS Central Cash Management Government Fund	17,932
Securities lending income, net of borrower rebates	9,602
Total income	10,644,794
Expenses:
Management fee	1,172,488
Administration fee	571,677
Services to shareholders	1,152
Recordkeeping fee (Class B and Class B-2)	70,231
Distribution service fees (Class B and Class B-2)	128,013
Custodian fee	9,440
Professional fees	74,369
Reports to shareholders	49,690
Trustees’ fees and expenses	20,636
Other	31,297
Total expenses before expense reductions	2,128,993
Expense reductions	(407,830)
Total expenses after expense reductions	1,721,163
Net investment income (loss)	8,923,631

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	30,347,974
Futures	760,428
31,108,402
Change in net unrealized appreciation (depreciation) on:
Investments	61,734,646
Futures	49,948
61,784,594
Net gain (loss)	92,892,996
Net increase (decrease) in net assets resulting from operations	$101,816,627

The accompanying notes are an integral part of the financial statements.

14	|	DWS Equity 500 Index VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Years Ended December 31,
	2020	2019
Operations:
Net investment income (loss)	$8,923,631	$9,389,401
Net realized gain (loss)	31,108,402	35,798,268
Change in net unrealized appreciation (depreciation)	61,784,594	107,301,276
Net increase (decrease) in net assets resulting from operations	101,816,627	152,488,945
Distributions to shareholders:
Class A	(40,621,912)	(36,093,488)
Class B	(2,466,115)	(1,569,495)
Class B2	(1,183,053)	(1,061,799)
Total distributions	(44,271,080)	(38,724,782)
Fund share transactions:
Class A
Proceeds from shares sold	19,014,191	15,867,889
Reinvestment of distributions	40,621,912	36,093,488
Payments for shares redeemed	(66,299,729)	(67,585,767)
Net increase (decrease) in net assets from Class A share transactions	(6,663,626)	(15,624,390)
Class B
Proceeds from shares sold	8,754,512	10,003,444
Reinvestment of distributions	2,466,115	1,569,495
Payments for shares redeemed	(6,399,660)	(4,895,248)
Net increase (decrease) in net assets from Class B share transactions	4,820,967	6,677,691
Class B2
Proceeds from shares sold	198,779	373,269
Reinvestment of distributions	1,183,053	1,061,799
Payments for shares redeemed	(1,848,331)	(2,353,334)
Net increase (decrease) in net assets from Class B2 share transaction	(466,499)	(918,266)
Increase (decrease) in net assets	55,236,389	103,899,198
Net assets at beginning of period	611,525,428	507,626,230

Net assets at end of period	$666,761,817	$611,525,428

	Years Ended December 31,
Other Information	2020	2019
Class A
Shares outstanding at beginning of period	24,258,385	24,962,490
Shares sold	919,928	755,485
Shares issued to shareholders in reinvestment of distributions	2,207,713	1,743,647
Shares redeemed	(3,087,223)	(3,203,237)
Net increase (decrease) in Class A shares	40,418	(704,105)

Shares outstanding at end of period	24,298,803	24,258,385
Class B
Shares outstanding at beginning of period	1,426,637	1,109,669
Shares sold	403,823	475,525
Shares issued to shareholders in reinvestment of distributions	133,737	75,675
Shares redeemed	(288,938)	(234,232)
Net increase (decrease) in Class B shares	248,622	316,968

Shares outstanding at end of period	1,675,259	1,426,637
Class B2
Shares outstanding at beginning of period	742,685	784,684
Shares sold	9,662	18,043
Shares issued to shareholders in reinvestment of distributions	64,087	51,146
Shares redeemed	(85,819)	(111,188)
Net increase (decrease) in Class B2 shares	(12,070)	(41,999)

Shares outstanding at end of period	730,615	742,685

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	15

Financial Highlights

DWS Equity 500 Index VIP — Class A

	Years Ended December 31,
	2020	2019	2018	2017	2016

Selected Per Share Data
Net asset value, beginning of period	$23.14	$18.90	$22.19	$19.58	$19.40
Income (loss) from investment operations:
Net investment income (loss)[a]	.34	.35	.37	.34	.35
Net realized and unrealized gain (loss)	3.23	5.37	(1.31)	3.69	1.74
Total from investment operations	3.57	5.72	(.94)	4.03	2.09
Less distributions from:
Net investment income	(.39)	(.43)	(.38)	(.37)	(.40)
Net realized gains	(1.35)	(1.05)	(1.97)	(1.05)	(1.51)
Total distributions	(1.74)	(1.48)	(2.35)	(1.42)	(1.91)
Net asset value, end of period	$24.97	$23.14	$18.90	$22.19	$19.58
Total Return (%)[b]	18.10	31.19	(4.65)	21.53	11.61

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	607	561	472	541	519
Ratio of expenses before expense reductions (%)[c]	.33	.35	.34	.34	.34
Ratio of expenses after expense reductions (%)[c]	.26	.27	.30	.33	.33
Ratio of net investment income (%)	1.56	1.68	1.73	1.67	1.88
Portfolio turnover rate (%)	4	3	3	3	4

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

DWS Equity 500 Index VIP — Class B

	Years Ended December 31,
	2020	2019	2018	2017	2016

Selected Per Share Data
Net asset value, beginning of period	$23.12	$18.89	$22.17	$19.58	$19.40
Income (loss) from investment operations:
Net investment income (loss)[a]	.26	.28	.29	.28	.30
Net realized and unrealized gain (loss)	3.23	5.35	(1.29)	3.67	1.74
Total from investment operations	3.49	5.63	(1.00)	3.95	2.04
Less distributions from:
Net investment income	(.31)	(.35)	(.31)	(.31)	(.35)
Net realized gains	(1.35)	(1.05)	(1.97)	(1.05)	(1.51)
Total distributions	(1.66)	(1.40)	(2.28)	(1.36)	(1.86)
Net asset value, end of period	$24.95	$23.12	$18.89	$22.17	$19.58
Total Return (%)[b]	17.63	30.66	(4.94)	21.07	11.32

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	33	21	25	18
Ratio of expenses before expense reductions (%)[c]	.71	.72	.71	.71	.69
Ratio of expenses after expense reductions (%)[c]	.64	.65	.65	.65	.61
Ratio of net investment income (%)	1.17	1.31	1.38	1.35	1.61
Portfolio turnover rate (%)	4	3	3	3	4

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

16	|	DWS Equity 500 Index VIP

DWS Equity 500 Index VIP — Class B2
	Years Ended December 31,
	2020	2019	2018	2017	2016

Selected Per Share Data
Net asset value, beginning of period	$23.14	$18.90	$22.18	$19.57	$19.39
Income (loss) from investment operations:
Net investment income (loss)[a]	.25	.27	.28	.26	.28
Net realized and unrealized gain (loss)	3.24	5.36	(1.30)	3.69	1.74
Total from investment operations	3.49	5.63	(1.02)	3.95	2.02
Less distributions from:
Net investment income	(.30)	(.34)	(.29)	(.29)	(.33)
Net realized gains	(1.35)	(1.05)	(1.97)	(1.05)	(1.51)
Total distributions	(1.65)	(1.39)	(2.26)	(1.34)	(1.84)
Net asset value, end of period	$24.98	$23.14	$18.90	$22.18	$19.57
Total Return (%)[b]	17.64	30.64	(5.00)	21.06	11.20

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	17	15	17	17
Ratio of expenses before expense reductions (%)[c]	.72	.74	.73	.74	.74
Ratio of expenses after expense reductions (%)[c]	.65	.67	.70	.72	.71
Ratio of net investment income (%)	1.17	1.28	1.32	1.27	1.50
Portfolio turnover rate (%)	4	3	3	3	4

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	17

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of up to 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to recordkeeping fees equal to an annual rate of up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price

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and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the year ended December 31, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.06% annualized effective rate as of December 31, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2020, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS Equity 500 Index VIP	|	19

At December 31, 2020, the Fund’s components of distributable earnings (accumulated gains) on a tax basis were as follows:

Undistributed ordinary income*	$10,597,926
Undistributed long-term capital gains	$30,546,079
Net unrealized appreciation (depreciation) on investments	$387,382,678

At December 31, 2020, the aggregate cost of investments for federal income tax purposes was $298,780,799. The net unrealized appreciation for all investments based on tax cost was $387,382,678. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $412,266,712 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $24,884,034.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2020	2019
Distributions from ordinary income*	$10,532,208	$11,299,761
Distributions from long-term capital gains	$33,738,872	$27,425,021

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2020, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

20	|	DWS Equity 500 Index VIP

A summary of the open futures contracts as of December 31, 2020, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2020, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $2,698,000 to $12,763,000.

The following tables summarize the value of the Fund’s derivative instruments held as of December 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$186,392

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$760,428

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$49,948

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2020, purchases and sales of investment securities (excluding short-term investments) aggregated $21,668,068 and $52,985,172, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund’s average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the year ended December 31, 2020, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund’s average daily net assets.

For the period from January 1, 2020 through September 30, 2021 (and through April 30, 2021 for Class B shares) the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses

DWS Equity 500 Index VIP	|	21

(excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each classes as follows:

Class A	.26%
Class B	.64%
Class B2	.66%

For the year ended December 31, 2020, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$370,778
Class B	25,744
Class B2	11,308
$407,830

Administration Fee. Under the Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2020, the Administration Fee was $571,677, of which $53,902 is unpaid.

Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B and B2 shares. For the year ended December 31, 2020, the Distribution Service Fees were as follows:

Distribution Service Fees	Total Aggregated	Unpaid at December 31, 2020
Class B	$87,475	$8,685
Class B2	40,538	3,802
	$128,013	$12,487

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2020
Class A	$514	$96
Class B	91	17
Class B2	59	11
	$664	$124

Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $15,655, of which $3,549 unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central

22	|	DWS Equity 500 Index VIP

Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended December 31, 2020, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $723.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2020.

F. Ownership of the Fund

At December 31, 2020, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 52% and 14%, respectively. At December 31, 2020, one participating insurance company was beneficial owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 89%. At December 31, 2020, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class B2 shares of the Fund, each owning 84% and 16%, respectively.

G. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

DWS Equity 500 Index VIP	|	23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Equity 500 Index VIP:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Equity 500 Index VIP (the “Fund”) (one of the funds constituting Deutsche DWS Investments VIT Funds) (the “Trust”), including the investment portfolio, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investments VIT Funds) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

The financial highlights for the years ended December 31, 2016, December 31, 2017 and December 31, 2018, were audited by another independent registered public accounting firm whose report, dated February 14, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

February 12, 2021

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Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2020 to December 31, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2020

Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/20	$1,220.40	$1,217.70	$1,217.90
Expenses Paid per $1,000*	$1.45	$3.57	$3.62

Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/20	$1,023.83	$1,021.92	$1,021.87
Expenses Paid per $1,000*	$1.32	$3.25	$3.30

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.26%	.64%	.65%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

DWS Equity 500 Index VIP	|	25

Tax Information	(Unaudited)

The Fund paid distributions of $1.32 per share from net long-term capital gains during its year ended December 31, 2020.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $33,710,000 as capital gain dividends for its year ended December 31, 2020.

For corporate shareholders, 98% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2020 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

26	|	DWS Equity 500 Index VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2020.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate,

DWS Equity 500 Index VIP	|	27

DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for

28	|	DWS Equity 500 Index VIP

distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Equity 500 Index VIP	|	29

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.

The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	73	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International	73	Portland General Electric[2] (utility company) (2003– present)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	73	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	73	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	73	—

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Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995	Senior Advisor, The Pew Charitable Trusts (charitable organization) (since July 2020); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012); President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–2020)	73	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	73	—

Officers[4]
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director[3], DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); Director and President, DB Investment Managers, Inc. (2018–present); President and Chief Executive Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2017–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019); Assistant Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2013–2020); Directorships: Interested Director, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since October 16, 2020); and Episcopalian Charities of New York (2018–present)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); Secretary, DBX ETF Trust (2020–present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017); Assistant Secretary, DBX ETF Trust (2019–2020); Assistant Secretary (July 14, 2006–December 31, 2010) and Secretary (January 31, 2006–July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.
Ciara Crawford[8] (1984) Assistant Secretary, (2019–present)	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.
Diane Kenneally[7] (1966) Chief Financial Officer and Treasurer, 2018–present	Director,[3] DWS; Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[7] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (2018–present); Assistant Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018–present)
Scott D. Hogan[7] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS; Chief Compliance Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2016–present)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director[3], DWS; Assistant Secretary, DBX ETF Trust (2020–present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020–present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012–present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)

DWS Equity 500 Index VIP	|	31

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Michelle Goveia-Pine[6] (1970) Interim Anti-Money Laundering Compliance Officer, since July 10, 2020	Director,[3] DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); Interim AML Officer, DBX ETF Trust (since July 9, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020)

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 875 Third Avenue, New York, NY 10022.

[7]	Address: 100 Summer Street, Boston, MA 02110.

[8]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

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Notes

Notes

Notes

vit-equ500-2 (R-025817-10 2/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS Equity 500 INdex VIP

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2020	$41,433	$0	$7,206	$0
2019	$41,433	$0	$7,833	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2020	$0	$650,763	$0
2019	$0	$740,482	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2020	$7,206	$650,763	$0	$657,969
2019	$7,833	$740,482	$0	$748,315

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2019 and 2020 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/12/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/12/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	2/12/2021